Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay versus Performance

In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we are providing the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and non-PEO Named Executive Officers and Company performance for the years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1)(2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)(4)	Value of Initial Fixed $100 Investment Based on TSR(5)	Net Income
2024	$756,635	$756,635	$536,690	$536,690	$240	$951,000
2023	$921,610	$971,610	$585,719	$606,719	$620	$4,805,000
2022	$805,323	$975,323	$466,632	$493,632	$340	$11,294,000

____________

(1)      The PEO for all years was Jun Ma. The non-PEO NEOs for all years were Jane Moen and Peter Castle.

(2)      The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnotes 3 and 4 below. Equity values are calculated in accordance with FASB ASC Topic 718.

(3)      To calculate the amounts of Compensation Actually Paid to the PEO in each of 2024, 2023 and 2022, the following adjustments were made to the PEO’s Summary Compensation Table Total for each respective year:

a.       Year 2024:

i.        None

b.       Year 2023:

i.        We added $50,000, reflecting, as of the applicable vesting date, the change in the fair value during 2023 of equity-based awards granted to the PEO before 2023 that vested during 2023.

c.       Year 2022:

i.        We added $120,000, reflecting the change in the fair value during 2022 of equity-based awards granted to the PEO before 2022 that were outstanding and unvested as of the end of 2022; and

ii.       We added $50,000, reflecting, as of the applicable vesting date, the change in the fair value during 2022 of equity-based awards granted to the PEO before 2022 that vested during 2022.

(4)      To calculate the amounts of Compensation Actually Paid, on average, to our non-PEO NEOs in each of 2024, 2023 and 2022, the following adjustments were made to the Average Summary Compensation Table Total for Non-PEO NEOs for each respective year:

a.       Year 2024:

i.        None

b.       Year 2023:

i.        We added $14,000, reflecting the change in the fair value during 2023 of equity-based awards granted to the non-PEO NEOs before 2023 that were outstanding and unvested as of the end of 2023; and

ii.       we added $7,000, reflecting, as of the applicable vesting date, the change in the fair value during 2023 of equity-based awards granted to the non-PEO NEOs before 2023 that vested during 2023.

c.       Year 2022:

i.        We added $24,000, reflecting the change in the fair value during 2022 of equity-based awards granted to the non-PEO NEOs before 2022 that were outstanding and unvested as of the end of 2022; and

ii.       We added $3,000, reflecting, as of the applicable vesting date, the change in the fair value during 2022 of equity-based awards granted to the non-PEO NEOs before 2022 that vested during 2022.

(5)      The values disclosed in this TSR column represent the measurement period value of an investment of $100 in our common stock as of December 31, 2021, and then valued again on each of December 31, 2022, December 31, 2023 and December 31, 2024. Historical stock performance is not necessarily indicative of future stock performance.

Named Executive Officers, Footnote		Jane Moen and Peter Castle
PEO Total Compensation Amount	[1]	$ 756,635	$ 921,610	$ 805,323
PEO Actually Paid Compensation Amount	[1],[2],[3]	$ 756,635	971,610	975,323
Adjustment To PEO Compensation, Footnote	To calculate the amounts of Compensation Actually Paid to the PEO in each of 2024, 2023 and 2022, the following adjustments were made to the PEO’s Summary Compensation Table Total for each respective year:

a.       Year 2024:

i.        None

b.       Year 2023:

i.        We added $50,000, reflecting, as of the applicable vesting date, the change in the fair value during 2023 of equity-based awards granted to the PEO before 2023 that vested during 2023.

c.       Year 2022:

i.        We added $120,000, reflecting the change in the fair value during 2022 of equity-based awards granted to the PEO before 2022 that were outstanding and unvested as of the end of 2022; and

ii.       We added $50,000, reflecting, as of the applicable vesting date, the change in the fair value during 2022 of equity-based awards granted to the PEO before 2022 that vested during 2022.

Non-PEO NEO Average Total Compensation Amount	[1]	$ 536,690	585,719	466,632
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2],[4]	$ 536,690	606,719	493,632
Adjustment to Non-PEO NEO Compensation Footnote	To calculate the amounts of Compensation Actually Paid, on average, to our non-PEO NEOs in each of 2024, 2023 and 2022, the following adjustments were made to the Average Summary Compensation Table Total for Non-PEO NEOs for each respective year:

a.       Year 2024:

i.        None

b.       Year 2023:

i.        We added $14,000, reflecting the change in the fair value during 2023 of equity-based awards granted to the non-PEO NEOs before 2023 that were outstanding and unvested as of the end of 2023; and

ii.       we added $7,000, reflecting, as of the applicable vesting date, the change in the fair value during 2023 of equity-based awards granted to the non-PEO NEOs before 2023 that vested during 2023.

c.       Year 2022:

i.        We added $24,000, reflecting the change in the fair value during 2022 of equity-based awards granted to the non-PEO NEOs before 2022 that were outstanding and unvested as of the end of 2022; and

ii.       We added $3,000, reflecting, as of the applicable vesting date, the change in the fair value during 2022 of equity-based awards granted to the non-PEO NEOs before 2022 that vested during 2022.

Total Shareholder Return Amount	[5]	$ 240	620	340
Net Income (Loss)		$ 951,000	4,805,000	11,294,000
PEO Name		Jun Ma
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0	50,000	50,000
PEO | Equity-Based Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				120,000
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0	7,000	3,000
Non-PEO NEO | Equity-Based Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 14,000	$ 24,000

[1]	The PEO for all years was Jun Ma. The non-PEO NEOs for all years were Jane Moen and Peter Castle.
[2]	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnotes 3 and 4 below. Equity values are calculated in accordance with FASB ASC Topic 718.
[3]	To calculate the amounts of Compensation Actually Paid to the PEO in each of 2024, 2023 and 2022, the following adjustments were made to the PEO’s Summary Compensation Table Total for each respective year:

a.       Year 2024:

i.        None

b.       Year 2023:

i.        We added $50,000, reflecting, as of the applicable vesting date, the change in the fair value during 2023 of equity-based awards granted to the PEO before 2023 that vested during 2023.

c.       Year 2022:

i.        We added $120,000, reflecting the change in the fair value during 2022 of equity-based awards granted to the PEO before 2022 that were outstanding and unvested as of the end of 2022; and

ii.       We added $50,000, reflecting, as of the applicable vesting date, the change in the fair value during 2022 of equity-based awards granted to the PEO before 2022 that vested during 2022.

[4]	To calculate the amounts of Compensation Actually Paid, on average, to our non-PEO NEOs in each of 2024, 2023 and 2022, the following adjustments were made to the Average Summary Compensation Table Total for Non-PEO NEOs for each respective year:

a.       Year 2024:

i.        None

b.       Year 2023:

i.        We added $14,000, reflecting the change in the fair value during 2023 of equity-based awards granted to the non-PEO NEOs before 2023 that were outstanding and unvested as of the end of 2023; and

ii.       we added $7,000, reflecting, as of the applicable vesting date, the change in the fair value during 2023 of equity-based awards granted to the non-PEO NEOs before 2023 that vested during 2023.

c.       Year 2022:

i.        We added $24,000, reflecting the change in the fair value during 2022 of equity-based awards granted to the non-PEO NEOs before 2022 that were outstanding and unvested as of the end of 2022; and

ii.       We added $3,000, reflecting, as of the applicable vesting date, the change in the fair value during 2022 of equity-based awards granted to the non-PEO NEOs before 2022 that vested during 2022.

[5]	The values disclosed in this TSR column represent the measurement period value of an investment of $100 in our common stock as of December 31, 2021, and then valued again on each of December 31, 2022, December 31, 2023 and December 31, 2024. Historical stock performance is not necessarily indicative of future stock performance.